Leases	6 Months Ended
Mar. 31, 2020
Leases [Abstract]
Leases

4. Leases

The Company has operating leases for its offices. Its leases have remaining lease terms of up to six years, some of which include options to extend leases up to 5 years. Certain leases contain provisions for property related costs that are variable in nature for which the Company is responsible, including common area maintenance and other property operating services. These costs are calculated based on a variety of factors including property values, tax and utility rates, property service fees, and other factors. The Company records rent expense for operating leases, some of which have escalating rent payments, on a straight-line basis over the lease term. The Company does not have any finance leases.

The tables below present information regarding the Company’s lease assets and liabilities:

At March 31, 2020
Assets:
Operating lease right of use assets	$9,772

Liabilities:
Current operating	1,830
Long-term operating	11,095
Total	$12,925

Weighted-average remaining lease term – operating leases (in years)	5.5
Weighted-average discount rate – operating leases	7.8%

The components of lease expense were as follow:

Six months ended March 31, 2020
Operating leases:
Operating lease costs	$1,226
Variable lease costs	7
Operating lease expense	1,233

Short-term lease rent expense	40
Net rent expense	$1,273

The following tables sets forth our future annual repayment of contractual commitments of future minimum rental payments due under office leases as of March 31, 2020:

At March 31:	Operating Leases
2021	$2,776
2022	2,897
2023	2,889
2024	2,996
2025	2,476
Thereafter	2,003
Total	16,037
Less: Present value discount	(3,112)
Operating lease liabilities	$12,925

Supplemental cash flow information related to leases was as follows:

Six months ended March 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease costs	$1,312
Right-of-use assets obtained in exchange for new lease obligations:
Operating lease costs	$2,000

Rent expense was $2,415, $2,456 and $3,092 for the years ended September 30, 2017, 2018 and 2019, respectively. Rent expense was $1,520 and $1,273 for the six months ended March 31, 2019 and 2020. As of September 30, 2018, the Company had restricted cash that collateralizes letters of credit pursuant to the Company’s Burbank office lease and is included in restricted cash in the accompanying balance sheets. During the year ended September 30, 2019 the restricted cash was converted to a security deposit with the lessor.

Right-of-use assets are recorded in non-current Other assets in the accompanying consolidated balance sheet as of March 31, 2020. Lease liabilities are recorded in Accounts payable and accrued expenses, and Other liabilities in the accompanying consolidated balance sheet as of March 31, 2020.